SHAREHOLDERS' EQUITY (Ordinary Shares) (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Feb. 06, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 02, 2019	Jun. 02, 2009
Class of Stock [Line Items]
Issuance of ordinary shares in IPO, net of issuance expense			$ 17,862
Warrant [Member]
Class of Stock [Line Items]
Exercise price				$ 59.88	$ 65.56
Shares called by warrants				3,487	4,202
Pre-funded Warrants [Member]
Class of Stock [Line Items]
Exercise of warrants	1,024,876
Issuance of ordinary shares in IPO, net of issuance expense	$ 7,500
Stock issuance costs	987
Pre-funded Warrants one [Member]
Class of Stock [Line Items]
Issuance of ordinary shares in IPO, net of issuance expense	$ 6,500
Series D Warrants [Member]
Class of Stock [Line Items]
Exercise price	$ 2.58
IPO [Member]
Class of Stock [Line Items]
Shares issued	1,881,500
Share price	$ 2.58
Pre funded Units [Member]
Class of Stock [Line Items]
Shares issued	1,024,876
Share price	$ 2.57
Exercise price	$ 0.01